Note 19 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Total capital (to risk-weighted assets), actual, amount	$ 73,457	$ 77,185
Total capital (to risk-weighted assets), actual, ratio	0.1355	0.1434
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 43,374	$ 43,064
Total capital (to risk-weighted assets), for capital adequacy, ratio	0.08	0.08
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 54,218	$ 53,831
Total capital (to risk-weighted assets), to be well capitalized, ratio	0.10	0.10
Tier 1 capital (to risk-weighted assets), actual, amount	$ 67,014	$ 70,456
Tier 1 capital (to risk-weighted assets), actual, ratio	0.1236	0.1309
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 32,531	$ 32,298
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	0.06	0.06
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 43,374	$ 43,064
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	0.08	0.08
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 67,014	$ 70,456
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	0.1236	0.1309
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 24,398	$ 24,224
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 35,241	$ 34,990
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 67,014	$ 70,456
Tier 1 capital (to average assets), actual, ratio	0.1026	0.108
Tier 1 capital (to average assets), for capital adequacy, amount	$ 21,687	$ 26,095
Tier 1 capital (to average assets), for capital adequacy, ratio	0.04	0.04
Tier 1 capital (to average assets), to be well capitalized, amount	$ 32,661	$ 32,619
Tier 1 capital (to average assets), to be well capitalized, ratio	0.05	0.05